NATURE OF OPERATIONS (Details Narrative) - shares	Sep. 02, 2022	Apr. 03, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 02, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 02, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 23, 2021	Jul. 06, 2021	Jul. 02, 2021	Jun. 01, 2021	May 01, 2021	Apr. 02, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 03, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Issued During Period, Shares, New Issues	102,754,802	12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500			12,500	12,500	12,500	12,500	50,000	12,500	12,500
Preferred Stock, Shares Issued																				51	51	0
Breunich Holdings Inc [Member] | Series A Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred Stock, Shares Issued												51
Breunich Holdings Inc [Member] | Share Exchange Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Issued During Period, Shares, New Issues											295,986,724	295,986,724
Ownership percentage												100.00%